INTEREST AND FINANCE COSTS, NET	12 Months Ended
Dec. 31, 2025
INTEREST AND FINANCE COSTS, NET
INTEREST AND FINANCE COSTS, NET

23.   INTEREST AND FINANCE COSTS, NET

	Years ended December 31,
	2025 $	2024 $
Interest income	14,547	3,685
Credit facilities and other interest	(2,684)	(8,505)
2024 Convertible Notes interest	(6,469)	(3,616)
Amortization of discount and transaction costs	(8,901)	(7,555)
Bank stand-by and commitment fees	(944)	(1,050)
Accretion expense	(2,199)	(2,010)
Accretion of lease liabilities	(5,628)	(3,911)
2019 Convertible Debentures interest	–	(1,167)
	(12,278)	(24,129)